SHARE CAPITAL - Share option schemes - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥) options year	Dec. 31, 2017 CNY (¥) options	Dec. 31, 2016 CNY (¥) options	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of number of shares issued upon exercise of options granted to total issued capital		0.29%	0.42%	0.15%
New share option granted	0	0	0
Equity-settled share option expense | ¥	¥ 0	¥ 0	¥ 0
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of number of shares issued upon exercise of options granted to total issued capital				10.00%
2005 Share Option Scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days preceding date of grant to determine average closing price of shares	5 days
New share option granted	0
2005 Share Option Scheme [member] | Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of number of shares issued upon exercise of options granted to total issued capital				1.00%
Consideration payable by a grantee for the grant of options | $ / shares				$ 1.00
Exercise periods for the options granted from the date of grant | year	10